Cover	Aug. 13, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 13, 2024
Entity File Number	000-56641
Entity Registrant Name	Keypath Education International, Inc.
Entity Central Index Key	0001865852
Entity Tax Identification Number	86-2590572
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1501 East Woodfield Road
Entity Address, Address Line Two	Suite 204N
Entity Address, City or Town	Schaumburg
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60173
City Area Code	224
Local Phone Number	419 - 7988
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true